UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Shareholders

DWS Global High Income Fund (formerly DWS High Income Plus Fund)

Contents
4 Performance Summary
8 Portfolio Summary
9 Investment Portfolio
24 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Changes in Net Assets
28 Financial Highlights
33 Notes to Financial Statements
46 Information About Your Fund's Expenses
48 Summary of Management Fee Evaluation by Independent Fee Consultant
52 Account Management Resources
54 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)
Average Annual Total Returns as of 4/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	6.65%	5.24%	16.70%	5.76%	7.98%
Class B	6.24%	4.44%	15.78%	4.92%	7.14%
Class C	6.26%	4.34%	15.81%	5.00%	7.16%
Bank of America Merrill Lynch Global High Yield Constrained Index+	7.50%	5.33%	20.74%	8.22%	9.25%
Credit Suisse High Yield Index++	6.77%	6.38%	19.24%	7.45%	9.28%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	1.85%	0.50%	14.92%	4.80%	7.48%
Class B (max 4.00% CDSC)	2.24%	1.49%	15.28%	4.78%	7.14%
Class C (max 1.00% CDSC)	5.26%	4.34%	15.81%	5.00%	7.16%
Bank of America Merrill Lynch Global High Yield Constrained Index+	7.50%	5.33%	20.74%	8.22%	9.25%
Credit Suisse High Yield Index++	6.77%	6.38%	19.24%	7.45%	9.28%
No Sales Charges
Class S	6.72%	5.43%	16.86%	5.95%	8.21%
Institutional Class	6.68%	5.45%	17.08%	6.12%	8.36%
Bank of America Merrill Lynch Global High Yield Constrained Index+	7.50%	5.33%	20.74%	8.22%	9.25%
Credit Suisse High Yield Index++	6.77%	6.38%	19.24%	7.45%	9.28%

‡ Total returns shown for periods less than one year are not annualized.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	6.30%	19.27%	5.91%	8.09%
Class B	5.34%	18.28%	5.07%	7.25%
Class C	5.38%	18.34%	5.14%	7.27%
Bank of America Merrill Lynch Global High Yield Constrained Index+	6.17%	24.72%	8.34%	9.35%
Credit Suisse High Yield Index++	6.75%	22.70%	7.53%	9.34%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	1.52%	17.45%	4.94%	7.59%
Class B (max 4.00% CDSC)	2.37%	17.80%	4.92%	7.25%
Class C (max 1.00% CDSC)	5.38%	18.34%	5.14%	7.27%
Bank of America Merrill Lynch Global High Yield Constrained Index+	6.17%	24.72%	8.34%	9.35%
Credit Suisse High Yield Index++	6.75%	22.70%	7.53%	9.34%
No Sales Charges
Class S	6.34%	19.50%	6.10%	8.32%
Institutional Class	6.52%	19.61%	6.27%	8.47%
Bank of America Merrill Lynch Global High Yield Constrained Index+	6.17%	24.72%	8.34%	9.35%
Credit Suisse High Yield Index++	6.75%	22.70%	7.53%	9.34%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 1.07%, 1.87%, 1.81%, 0.90% and 0.73% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B, C and S shares for the periods prior to their inception on May 16, 2005, are derived from the historical performance of the Institutional Class shares of DWS Global High Income Fund (formerly DWS High Income Plus Fund) during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Bank of America Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating. The index limits the percentage represented by any single issuer in the index. On February 1, 2012, the Bank of America Merrill Lynch Global High Yield Constrained Index replaced Credit Suisse High Yield Index as the fund's market index because the Advisor believes that it more accurately reflects the fund's current investment strategy.

++ The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high-yield debt market.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/12	$6.94	$6.92	$6.96	$6.97	$6.91
10/31/11	$6.74	$6.72	$6.76	$6.77	$6.72
Distribution Information: Six Months as of 4/30/12: Income Dividends	$.24	$.21	$.22	$.25	$.25
April Income Dividend	$.0405	$.0358	$.0364	$.0415	$.0422
SEC 30-day Yield as of 4/30/12+++	6.11%	5.61%	5.68%	6.56%	6.74%
Current Annualized Distribution Rate as of 4/30/12+++	7.00%	6.21%	6.28%	7.14%	7.33%

+++ The SEC yield is net investment income per share earned over the month ended April 30, 2012, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Morningstar Rankings — High Yield Bond Funds Category as of 4/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	165	of	577	29
3-Year	328	of	502	65
5-Year	269	of	444	60
Class B 1-Year	293	of	577	51
3-Year	390	of	502	77
5-Year	366	of	444	82
Class C 1-Year	307	of	577	53
3-Year	388	of	502	77
5-Year	360	of	444	81
Class S 1-Year	137	of	577	24
3-Year	317	of	502	63
5-Year	237	of	444	53
Institutional Class 1-Year	135	of	577	24
3-Year	290	of	502	58
5-Year	218	of	444	49
10-Year	67	of	301	22

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 92.5%
Consumer Discretionary 18.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,220,000	1,300,825
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		160,000	178,800
American Achievement Corp., 144A, 10.875%, 4/15/2016		480,000	352,200
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	858,013
8.375%, 11/15/2020		835,000	909,106
Avis Budget Car Rental LLC:
8.25%, 1/15/2019 (b)		975,000	1,021,312
144A, 8.25%, 1/15/2019		870,000	911,325
9.625%, 3/15/2018 (b)		470,000	512,300
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		245,000	208,250
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	732,600
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		955,000	974,100
Cablevision Systems Corp.:
7.75%, 4/15/2018		115,000	122,188
8.0%, 4/15/2020 (b)		115,000	124,200
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		1,430,000	1,472,900
10.0%, 12/15/2018		815,000	614,306
11.25%, 6/1/2017		1,420,000	1,569,100
CCO Holdings LLC:
6.5%, 4/30/2021		2,075,000	2,168,375
6.625%, 1/31/2022		360,000	376,650
7.0%, 1/15/2019		220,000	235,400
7.375%, 6/1/2020		105,000	114,581
7.875%, 4/30/2018		400,000	433,000
8.125%, 4/30/2020		270,000	302,400
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,840,000	3,067,200
CET 21 spol sro, 144A, 9.0%, 11/1/2017	EUR	1,000,000	1,389,885
Clear Channel Communications, Inc., 9.0%, 3/1/2021		255,000	230,775
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		2,375,000	2,347,575
Series A, 9.25%, 12/15/2017		165,000	180,056
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	568,969
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		480,000	454,200
DISH DBS Corp.:
6.75%, 6/1/2021 (b)		90,000	98,550
7.875%, 9/1/2019		565,000	653,988
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		735,000	459
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	701,213
Harron Communications LP, 144A, 9.125%, 4/1/2020		265,000	275,600
Hertz Corp.:
6.75%, 4/15/2019 (b)		160,000	167,000
144A, 6.75%, 4/15/2019		410,000	427,938
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		825,000	880,687
Kabel BW Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	3,000,000	4,249,078
Lear Corp., 7.875%, 3/15/2018		415,000	454,425
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		375,000	402,656
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		970,000	1,067,000
Mediacom LLC:
144A, 7.25%, 2/15/2022		205,000	208,075
9.125%, 8/15/2019		500,000	545,000
MGM Resorts International:
7.5%, 6/1/2016		370,000	384,800
7.625%, 1/15/2017 (b)		1,010,000	1,047,875
144A, 8.625%, 2/1/2019 (b)		1,595,000	1,732,569
10.0%, 11/1/2016 (b)		415,000	466,875
Michaels Stores, Inc., 13.0%, 11/1/2016 (b)		156,000	165,945
National CineMedia LLC:
144A, 6.0%, 4/15/2022		410,000	417,175
7.875%, 7/15/2021		445,000	479,488
Norcraft Companies LP, 10.5%, 12/15/2015 (b)		1,670,000	1,561,450
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		745,000	767,350
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,865,000	1,941,950
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	665,500
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		330,000	365,475
Sabre Holdings Corp., 8.35%, 3/15/2016		555,000	513,375
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	445,875
144A, 7.804%, 10/1/2020		700,000	691,446
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		1,000,000	1,090,000
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (b)		355,000	361,213
Travelport LLC:
5.113%**, 9/1/2014		520,000	292,500
9.0%, 3/1/2016 (b)		140,000	88,550
UCI International, Inc., 8.625%, 2/15/2019		220,000	225,500
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	1,525,000	2,159,948
Unitymedia Hessen GmbH & Co., KG:
144A, 8.125%, 12/1/2017		2,075,000	2,225,437
144A, 8.125%, 12/1/2017	EUR	390,000	543,346
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		105,000	106,181
144A, 7.875%, 11/1/2020		250,000	260,625
144A, 8.5%, 5/15/2021		270,000	266,625
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	2,725,000	3,670,207
144A, 9.75%, 4/15/2018	EUR	1,165,000	1,626,927
Videotron Ltd., 144A, 5.0%, 7/15/2022		3,770,000	3,760,575
Visant Corp., 10.0%, 10/1/2017 (b)		845,000	801,694
Visteon Corp., 6.75%, 4/15/2019 (b)		795,000	818,850
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		605,000	651,131
			64,458,717
Consumer Staples 2.0%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	272,700
B&G Foods, Inc., 7.625%, 1/15/2018		390,000	419,250
Central Garden & Pet Co., 8.25%, 3/1/2018		385,000	397,031
Constellation Brands, Inc., 6.0%, 5/1/2022		185,000	194,713
Del Monte Corp., 7.625%, 2/15/2019 (b)		760,000	767,600
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	846,175
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		305,000	308,812
Michael Foods, Inc., 9.75%, 7/15/2018		760,000	836,000
NBTY, Inc., 9.0%, 10/1/2018		255,000	281,456
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		415,000	431,600
Rite Aid Corp., 8.0%, 8/15/2020		330,000	381,975
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		350,000	367,500
Tops Holding Corp., 10.125%, 10/15/2015 (b)		610,000	652,700
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	276,038
U.S. Foodservice, 144A, 8.5%, 6/30/2019		740,000	758,500
			7,192,050
Energy 9.3%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		620,000	579,700
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019 (b)		205,000	183,475
7.25%, 10/1/2020 (b)		200,000	179,000
144A, 7.25%, 6/15/2021 (b)		330,000	294,525
Berry Petroleum Co., 6.75%, 11/1/2020		210,000	223,125
Bill Barrett Corp.:
7.0%, 10/15/2022		210,000	202,650
7.625%, 10/1/2019		105,000	106,050
9.875%, 7/15/2016		500,000	555,000
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		245,000	247,450
8.625%, 10/15/2020		550,000	585,750
Chaparral Energy, Inc., 8.25%, 9/1/2021		750,000	798,750
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		400,000	378,000
6.875%, 11/15/2020 (b)		785,000	765,375
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		610,000	587,125
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		265,000	249,100
Cimarex Energy Co., 5.875%, 5/1/2022		480,000	496,800
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,181,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		240,000	242,400
8.5%, 12/15/2019		245,000	249,288
CONSOL Energy, Inc.:
6.375%, 3/1/2021		160,000	150,400
8.0%, 4/1/2017		1,175,000	1,239,625
8.25%, 4/1/2020		630,000	661,500
Continental Resources, Inc., 7.125%, 4/1/2021		320,000	356,800
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,690,000	1,719,575
Crosstex Energy LP, 8.875%, 2/15/2018		595,000	638,137
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		750,000	783,750
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		965,000	998,775
EV Energy Partners LP, 8.0%, 4/15/2019		825,000	841,500
Forest Oil Corp., 7.25%, 6/15/2019		165,000	162,938
Frontier Oil Corp., 6.875%, 11/15/2018		115,000	120,175
Genesis Energy LP, 7.875%, 12/15/2018		420,000	432,600
Global Geophysical Services, Inc., 10.5%, 5/1/2017		1,340,000	1,329,950
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		255,000	269,025
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		205,000	207,050
8.25%, 3/15/2018		590,000	629,825
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		305,000	323,300
Linn Energy LLC:
144A, 6.25%, 11/1/2019		1,130,000	1,113,050
144A, 6.5%, 5/15/2019		40,000	40,200
MEG Energy Corp., 144A, 6.5%, 3/15/2021		425,000	447,312
Murray Energy Corp., 144A, 10.25%, 10/15/2015		785,000	745,750
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		305,000	311,100
7.25%, 2/1/2019		800,000	848,000
Offshore Group Investments Ltd., 11.5%, 8/1/2015		555,000	607,031
OGX Austria GmbH, 144A, 8.375%, 4/1/2022 (b)		660,000	673,200
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		255,000	258,825
144A, 6.25%, 11/15/2021 (b)		295,000	298,688
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,590,000	1,419,075
Plains Exploration & Production Co.:
6.125%, 6/15/2019		440,000	444,400
6.75%, 2/1/2022		800,000	832,000
7.625%, 6/1/2018		210,000	223,650
Quicksilver Resources, Inc., 11.75%, 1/1/2016		915,000	963,037
SandRidge Energy, Inc., 7.5%, 3/15/2021		835,000	843,350
SESI LLC, 6.375%, 5/1/2019 (b)		425,000	442,000
Stone Energy Corp.:
6.75%, 12/15/2014		1,125,000	1,130,625
8.625%, 2/1/2017		180,000	189,450
Swift Energy Co., 144A, 7.875%, 3/1/2022		790,000	807,775
Venoco, Inc., 8.875%, 2/15/2019		1,060,000	993,750
Xinergy Corp., 144A, 9.25%, 5/15/2019		425,000	310,250
			32,912,256
Financials 21.8%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017 (b)		1,175,000	1,122,125
Ally Financial, Inc.:
5.5%, 2/15/2017		725,000	740,972
6.25%, 12/1/2017		1,015,000	1,067,735
8.0%, 3/15/2020		670,000	767,502
8.0%, 11/1/2031		670,000	767,150
Alrosa Finance SA:
144A, 7.75%, 11/3/2020		2,000,000	2,127,500
144A, 8.875%, 11/17/2014		640,000	707,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		205,000	209,613
7.0%, 5/20/2022		205,000	209,100
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		535,000	551,050
9.375%, 12/1/2017		735,000	802,987
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		200,000	216,500
144A, 9.125%, 10/15/2020		1,495,000	1,588,437
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		941,600	974,556
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		3,000,000	3,049,500
CIT Group, Inc., 5.25%, 3/15/2018		1,065,000	1,096,950
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (c)		1,970,000	1,971,619
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		1,850,000	1,704,312
E*TRADE Financial Corp.:
6.75%, 6/1/2016		1,035,000	1,058,287
12.5%, 11/30/2017		1,428,000	1,663,620
Everest Acquisition LLC:
144A, 6.875%, 5/1/2019		645,000	677,250
144A, 9.375%, 5/1/2020		590,000	628,350
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		415,000	422,263
144A, 5.875%, 1/31/2022		360,000	365,850
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	395,456
Greif Luxembourg Finance SCA, 144A, 7.375%, 7/15/2021	EUR	5,000,000	6,941,154
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	513,190	408
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		185,000	193,325
8.875%, 2/1/2018 (b)		4,475,000	4,687,562
International Lease Finance Corp.:
5.75%, 5/15/2016		195,000	198,350
6.25%, 5/15/2019		485,000	489,786
8.625%, 9/15/2015		415,000	459,613
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018 (b)		1,165,000	1,139,836
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		1,225,000	1,258,687
144A, 8.625%, 7/15/2020 (b)		610,000	638,975
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		525,000	548,625
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018		795,000	727,425
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,481,700
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		300,000	304,500
144A, 5.875%, 3/15/2022		510,000	518,925
NII Capital Corp., 7.625%, 4/1/2021		3,730,000	3,468,900
Nuveen Investments, Inc., 10.5%, 11/15/2015		2,110,000	2,178,575
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		90,000	98,438
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		760,000	822,700
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		1,000,000	1,030,000
144A, 7.125%, 4/15/2019		885,000	924,825
144A, 7.75%, 10/15/2016 (b)		910,000	962,325
144A, 8.5%, 2/15/2021		410,000	395,650
144A, 9.0%, 4/15/2019		500,000	502,500
144A, 9.25%, 5/15/2018 (b)		800,000	808,000
144A, 9.875%, 8/15/2019		240,000	250,200
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		1,995,000	2,119,687
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		775,000	821,500
144A, 7.75%, 2/15/2017	EUR	2,355,000	3,226,420
144A, 8.5%, 2/15/2019		330,000	353,925
144A, 8.75%, 2/15/2019	EUR	205,000	287,667
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,310,463
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,575,000	3,374,443
Tomkins LLC, 9.0%, 10/1/2018 (b)		378,000	420,525
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		640,000	704,000
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	1,000,000	1,287,299
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	340,025
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	426,263
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		850,000	877,625
144A, 7.375%, 5/15/2020		695,000	729,750
144A, 7.625%, 4/15/2022		695,000	734,962
Virgin Media Finance PLC:
5.25%, 2/15/2022		850,000	850,000
Series 1, 9.5%, 8/15/2016		1,194,000	1,337,280
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		1,020,000	967,750
144A, 11.75%, 7/15/2017	EUR	690,000	851,702
			76,938,154
Health Care 2.9%
Aviv Healthcare Properties LP:
7.75%, 2/15/2019		430,000	447,200
144A, 7.75%, 2/15/2019 (b)		510,000	525,300
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		1,100,000	1,155,000
HCA, Inc.:
5.875%, 3/15/2022		515,000	523,369
6.5%, 2/15/2020		2,135,000	2,284,450
7.5%, 2/15/2022		1,600,000	1,722,000
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		595,000	632,188
STHI Holding Corp., 144A, 8.0%, 3/15/2018		625,000	665,625
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,215,000	1,263,600
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		765,000	835,762
			10,054,494
Industrials 7.9%
Accuride Corp., 9.5%, 8/1/2018		730,000	775,625
Actuant Corp., 144A, 5.625%, 6/15/2022		410,000	420,763
Aguila 3 SA, 144A, 7.875%, 1/31/2018		570,000	597,075
Air Lease Corp., 144A, 5.625%, 4/1/2017 (b)		430,000	419,250
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		1,110,000	929,625
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		605,000	617,100
Belden, Inc.:
7.0%, 3/15/2017		585,000	601,088
9.25%, 6/15/2019		545,000	588,600
Bombardier, Inc., 144A, 5.75%, 3/15/2022		3,700,000	3,649,125
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	391,275
Casella Waste Systems, Inc., 7.75%, 2/15/2019		1,115,000	1,098,275
Cenveo Corp., 8.875%, 2/1/2018		955,000	878,600
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		935,000	927,987
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		436,350	174,540
Ducommun, Inc., 9.75%, 7/15/2018		615,000	650,363
DynCorp International, Inc., 10.375%, 7/1/2017		885,000	758,887
Florida East Coast Railway Corp., 8.125%, 2/1/2017		410,000	421,275
FTI Consulting, Inc., 6.75%, 10/1/2020		10,000	10,588
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	710,200
H&E Equipment Services, Inc., 8.375%, 7/15/2016		1,120,000	1,156,400
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		525,000	555,188
7.125%, 3/15/2021		105,000	111,169
Interline Brands, Inc., 7.0%, 11/15/2018		535,000	566,431
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		460,000	511,750
Mead Products LLC, 144A, 6.75%, 4/30/2020 (c)		205,000	212,175
Meritor, Inc.:
8.125%, 9/15/2015 (b)		560,000	594,300
10.625%, 3/15/2018 (b)		630,000	684,337
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019 (b)		1,395,000	1,238,062
8.875%, 11/1/2017 (b)		350,000	359,625
Navios South American Logistics, Inc., 9.25%, 4/15/2019		540,000	494,100
Nortek, Inc., 8.5%, 4/15/2021		1,305,000	1,288,687
Ply Gem Industries, Inc., 13.125%, 7/15/2014		295,000	297,950
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		885,000	962,437
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		240,000	252,600
Sitel LLC, 11.5%, 4/1/2018		995,000	696,500
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		400,000	430,000
Titan International, Inc., 7.875%, 10/1/2017		1,720,000	1,823,200
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	965,000
			27,820,152
Information Technology 2.9%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		385,000	319,550
Amkor Technology, Inc., 6.625%, 6/1/2021 (b)		90,000	92,250
Aspect Software, Inc., 10.625%, 5/15/2017		630,000	681,975
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,515,000	1,515,000
CDW LLC:
8.5%, 4/1/2019		1,090,000	1,166,300
144A, 8.5%, 4/1/2019		545,000	583,150
CommScope, Inc., 144A, 8.25%, 1/15/2019		875,000	934,063
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	582,550
Equinix, Inc., 7.0%, 7/15/2021		420,000	458,850
First Data Corp.:
144A, 7.375%, 6/15/2019		470,000	480,575
144A, 8.875%, 8/15/2020		885,000	962,437
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	449,756
MasTec, Inc., 7.625%, 2/1/2017		805,000	838,206
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		440,000	449,900
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		525,000	569,625
ViaSat, Inc., 144A, 6.875%, 6/15/2020		100,000	101,250
			10,185,437
Materials 14.1%
Aleris International, Inc., 7.625%, 2/15/2018		410,000	427,425
APERAM:
144A, 7.375%, 4/1/2016		400,000	390,000
144A, 7.75%, 4/1/2018		475,000	453,625
Appleton Papers, Inc., 11.25%, 12/15/2015 (b)		328,000	309,140
Berry Plastics Corp.:
9.5%, 5/15/2018		670,000	710,200
9.75%, 1/15/2021 (b)		835,000	912,238
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	1,175,000	1,462,027
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		462,018	471,258
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,865,000	1,547,950
Clearwater Paper Corp., 7.125%, 11/1/2018		715,000	761,475
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	2,000,000	2,839,337
CSN Resources SA, 144A, 6.5%, 7/21/2020		4,450,000	4,928,375
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		2,535,000	2,617,387
144A, 9.875%, 6/15/2015		865,000	795,800
Exopack Holding Corp., 10.0%, 6/1/2018		415,000	431,600
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		1,235,000	1,256,613
144A, 6.875%, 4/1/2022		880,000	893,200
144A, 7.0%, 11/1/2015		250,000	258,750
144A, 8.25%, 11/1/2019		1,045,000	1,131,213
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,198,714
10.0%, 3/31/2015		1,260,800	1,258,026
Graphic Packaging International, Inc., 7.875%, 10/1/2018		130,000	144,300
Greif, Inc., 7.75%, 8/1/2019		190,000	214,700
Huntsman International LLC:
8.625%, 3/15/2020 (b)		630,000	717,413
8.625%, 3/15/2021 (b)		255,000	291,019
Ineos Finance PLC:
144A, 7.5%, 5/1/2020 (c)		325,000	333,938
144A, 9.0%, 5/15/2015		190,000	203,775
JMC Steel Group, 144A, 8.25%, 3/15/2018		620,000	641,700
Koppers, Inc., 7.875%, 12/1/2019		725,000	779,375
Kraton Polymers LLC, 6.75%, 3/1/2019		410,000	426,400
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016 (b)		610,000	616,100
LyondellBasell Industries NV, 144A, 5.0%, 4/15/2019		640,000	660,800
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021 (b)		385,000	333,025
9.5%, 1/15/2021	EUR	705,000	741,901
Novelis, Inc.:
8.375%, 12/15/2017		1,585,000	1,711,800
8.75%, 12/15/2020		855,000	942,638
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	5,235,000	7,379,993
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		960,000	1,020,000
Polymer Group, Inc., 7.75%, 2/1/2019		545,000	581,788
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,262,812
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		510,000	534,225
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		290,000	324,075
144A, 8.375%, 9/15/2021		290,000	329,150
United States Steel Corp., 7.375%, 4/1/2020 (b)		850,000	869,125
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,657,687
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,595,000	1,656,407
Wolverine Tube, Inc., 6.0%, 6/28/2014		202,221	189,805
			49,618,304
Telecommunication Services 10.4%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,820,000	1,883,700
8.375%, 10/15/2020		1,875,000	1,875,000
8.75%, 3/15/2018		695,000	651,563
CPI International, Inc., 8.0%, 2/15/2018		475,000	418,594
Cricket Communications, Inc.:
7.75%, 10/15/2020		3,270,000	3,065,625
10.0%, 7/15/2015		465,000	484,763
Digicel Group Ltd.:
144A, 8.875%, 1/15/2015		1,500,000	1,507,500
144A, 10.5%, 4/15/2018		890,000	975,618
Digicel Ltd., 144A, 8.25%, 9/1/2017		4,340,000	4,524,450
ERC Ireland Preferred Equity Ltd., 144A, 8.057%**, 2/15/2017 (PIK)*	EUR	907,381	360
Frontier Communications Corp.:
7.875%, 4/15/2015		115,000	124,775
8.25%, 4/15/2017 (b)		705,000	759,638
8.5%, 4/15/2020		940,000	977,600
8.75%, 4/15/2022		300,000	315,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,275,000	1,332,375
7.5%, 4/1/2021		1,590,000	1,669,500
8.5%, 11/1/2019		1,045,000	1,152,112
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,205,000	1,250,187
11.5%, 2/4/2017 (PIK) (b)		3,135,000	3,268,237
144A, 11.5%, 2/4/2017 (PIK)		820,000	846,650
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,105,000	1,063,562
7.875%, 9/1/2018 (b)		760,000	779,000
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		230,000	223,100
Pacnet Ltd., 144A, 9.25%, 11/9/2015		410,000	386,425
Sprint Nextel Corp.:
6.0%, 12/1/2016		1,095,000	993,712
144A, 7.0%, 3/1/2020		415,000	423,300
8.375%, 8/15/2017		620,000	596,750
144A, 9.0%, 11/15/2018 (b)		1,960,000	2,158,450
144A, 9.125%, 3/1/2017 (b)		595,000	590,538
Syniverse Holdings, Inc., 9.125%, 1/15/2019		245,000	271,644
Telesat Canada, 144A, 6.0%, 5/15/2017 (c)		510,000	510,000
Windstream Corp.:
7.5%, 4/1/2023		605,000	627,688
7.75%, 10/15/2020		325,000	347,750
8.125%, 9/1/2018		605,000	650,375
			36,705,541
Utilities 2.9%
AES Corp.:
8.0%, 10/15/2017		595,000	678,300
8.0%, 6/1/2020		855,000	983,250
Calpine Corp., 144A, 7.5%, 2/15/2021		885,000	946,950
Edison Mission Energy, 7.0%, 5/15/2017		2,975,000	1,859,375
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 (b)		2,025,000	1,073,250
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		245,000	270,419
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021		3,000,000	3,225,000
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		70,000	72,713
7.625%, 1/15/2018		360,000	364,500
8.25%, 9/1/2020		405,000	406,012
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015 (b)		505,000	101,000
144A, 11.5%, 10/1/2020		645,000	399,900
			10,380,669
Total Corporate Bonds (Cost $321,546,728)			326,265,774

Government & Agency Obligation 0.3%
Sovereign Bonds
Republic of Croatia, 144A, 6.25%, 4/27/2017 (Cost $1,054,403)		1,060,000	1,072,572

Loan Participations and Assignments 2.0%
Senior Loans** 1.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		700,000	0
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		135,535	65,057
Clear Channel Communication, Inc., Term Loan B, 3.889%, 1/28/2016		477,436	386,193
Kabel Deutschland GmbH, LIBOR plus 3.25%, 2/1/2019		2,000,000	2,003,880
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		1,665,875	1,155,443
			3,610,573
Sovereign Loans 1.0%
Gazprom OAO, 144A, 4.95%, 5/23/2016		1,580,000	1,647,292
Sberbank of Russia, 144A, 6.125%, 2/7/2022		1,000,000	1,031,500
Vimpel Communications, 144A, 6.493%, 2/2/2016		870,000	898,275
			3,577,067
Total Loan Participations and Assignments (Cost $8,131,074)			7,187,640

Convertible Bonds 0.5%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		665,000	1,106,394
MGM Resorts International, 4.25%, 4/15/2015		95,000	100,581
Sonic Automotive, Inc., 5.0%, 10/1/2029		280,000	407,750
Total Convertible Bonds (Cost $1,040,429)			1,614,725

Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $749,927)		1,279,000	1,004,015

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC*	43	40,253
Financials
Ashton Woods "B"*	0.294	218,295
Total Other Investments (Cost $47,354)		258,548

	Shares	Value ($)

Common Stocks 0.2%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	24,283	12,142
Postmedia Network Canada Corp.*	14,367	21,816
Trump Entertainment Resorts, Inc.*	72	0
Vertis Holdings, Inc.*	839	461
		34,419
Energy 0.1%
Navios Maritime Acquisition Corp.	80,497	235,856
Industrials 0.0%
Congoleum Corp.*	23,760	0
Quad Graphics, Inc.	76	1,021
		1,021
Materials 0.1%
GEO Specialty Chemicals, Inc.*	18,710	0
GEO Specialty Chemicals, Inc. 144A*	1,703	0
Wolverine Tube, Inc.*	8,966	219,577
		219,577
Total Common Stocks (Cost $930,297)		490,873

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	271
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,219	10,561
Total Warrants (Cost $239,283)		10,832

Securities Lending Collateral 9.9%
Daily Assets Fund Institutional, 0.24% (d) (e) (Cost $34,747,944)	34,747,944	34,747,944

Cash Equivalents 3.1%
Central Cash Management Fund, 0.12% (d) (Cost $11,028,298)	11,028,298	11,028,298

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $379,515,737)+	108.8	383,681,221
Other Assets and Liabilities, Net	(8.8)	(30,876,251)
Net Assets	100.0	352,804,970

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.50%	6/15/2010	700,000	USD	708,969	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	735,000	USD	737,588	459
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	513,190	EUR	146,073	408
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	1,665,875	USD	1,348,928	1,155,443
					2,941,558	1,156,310

* Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $383,243,296. At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $437,925. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,361,829 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,923,904.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2012 amounted to $33,240,395, which is 9.4% of net assets

(c) When-issued security.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in kind in the form of additional principal.

REIT: Real Estate Investment Trust

At April 30, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
6/21/2010 9/20/2013	2,320,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	143,149	(71,200)	214,349
6/21/2010 9/20/2013	720,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	44,425	8,825	35,600
6/21/2010 9/20/2015	325,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	34,468	(30,875)	65,343
6/21/2010 9/20/2015	600,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	63,632	(51,850)	115,482
6/21/2010 9/20/2015	200,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	21,211	(13,791)	35,002
6/21/2010 9/20/2015	1,020,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	108,175	(18,183)	126,358
6/20/2011 9/20/2016	890,000	6	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(1,909)	29,120	(31,029)
9/20/2011 12/20/2016	1,500,000	6	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	177,829	62,386	115,443
9/20/2011 12/20/2016	450,000	6	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(4,023)	(8,153)	4,130
9/20/2011 12/20/2016	300,000	1	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(2,681)	(5,435)	2,754
12/20/2011 3/20/2017	720,000	4	5.0%	CIT Group, Inc., 5.25%, 2/15/2019, BB-	42,708	29,667	13,041
Total net unrealized appreciation							696,473

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:

1 The Goldman Sachs & Co.

2 Citigroup, Inc.

3 JPMorgan Chase Securities, Inc.

4 Credit Suisse

5 Bank of America

6 Barclays Bank PLC

As of April 30, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,918,856	EUR	1,451,600	5/25/2012	2,821	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,610,500	USD	2,131,629	5/25/2012	(405)	Citigroup, Inc.
EUR	32,660,300	USD	42,907,997	5/25/2012	(328,808)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(329,213)

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$323,444,689	$2,821,085	$326,265,774
Government & Agency Obligation	—	1,072,572	—	1,072,572
Loan Participations and Assignments	—	7,187,640	0	7,187,640
Convertible Bonds	—	1,614,725	—	1,614,725
Preferred Security	—	1,004,015	—	1,004,015
Other Investments	—	—	258,548	258,548
Common Stocks (h)	258,693	12,142	220,038	490,873
Warrants (h)	—	—	10,832	10,832
Short-Term Investments	45,776,242	—	—	45,776,242
Derivatives (i)	—	730,323	—	730,323
Total	$46,034,935	$335,066,106	$3,310,503	$384,411,544
Liabilities
Derivatives (i)	$—	$(360,242)	$—	$(360,242)
Total	$—	$(360,242)	$—	$(360,242)

During the period ended April 30, 2012, the amount of transfers between Level 1 and Level 2 fair value measurements was $60,708. An investment was transferred from Level 1 to Level 2 because of a lack of quoted prices due to a decrease in market activity. The investment is currently fair valued using observable market inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contacts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Loan Participations and Assignments	Other Investments
Balance as of October 31, 2011	$2,781,770	$0	$43,000
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	5,103	308	215,548
Amortization premium/discount	11,464	(308)	—
Purchases	22,748	—	—
(Sales)	—	—	—
Transfers into of Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of April 30, 2012	$2,821,085	$0	$258,548
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2012	$5,103	$308	$215,548

	Common Stocks	Warrants	Total
Balance as of October 31, 2011	$257,699	$5,439	$3,087,908
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(37,661)	5,393	188,691
Amortization premium/discount	—	—	11,156
Purchases	—	—	22,748
(Sales)	—	—	—
Transfers into of Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of April 30, 2012	$220,038	$10,832	$3,310,503
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2012	$(37,661)	$5,393	$188,691

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $333,739,495) — including $33,240,395 of securities loaned	$337,904,979
Investments in Daily Assets Fund Institutional (cost $34,747,944)*	34,747,944
Investment in Central Cash Management Fund (cost $11,028,298)	11,028,298
Total investments in securities, at value (cost $379,515,737)	383,681,221
Cash	10,000
Foreign currency, at value (cost $216)	216
Receivable for investments sold	4,542,960
Receivable for Fund shares sold	2,838,176
Interest receivable	6,761,453
Unrealized appreciation on forward foreign currency exchange contracts	2,821
Unrealized appreciation on swap contracts	727,502
Upfront payments paid on swap contracts	129,998
Foreign taxes recoverable	7,468
Other assets	57,865
Total assets	398,759,680
Liabilities
Payable upon return of securities loaned	34,747,944
Payable for investments purchased	6,499,723
Payable for investments purchased — when-issued securities	2,497,458
Payable for Fund shares redeemed	791,409
Unrealized depreciation on forward foreign currency exchange contracts	329,213
Unrealized depreciation on swap contracts	31,029
Upfront payments received on swap contracts	199,487
Distributions payable	418,533
Accrued management fee	143,339
Accrued Trustees' fees	2,415
Other accrued expenses and payables	294,160
Total liabilities	45,954,710
Net assets, at value	$352,804,970

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Assets consist of
Undistributed net investment income	455,685
Net unrealized appreciation (depreciation) on: Investments	4,165,484
Swap contracts	696,473
Foreign currency	(321,362)
Accumulated net realized gain (loss)	(50,282,946)
Paid-in capital	398,091,636
Net assets, at value	$352,804,970
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($34,410,540 ÷ 4,961,235 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.94
Maximum offering price per share (100 ÷ 95.50 of $6.94)	$7.27
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,406,245 ÷ 203,248 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.92
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($11,336,269 ÷ 1,628,512 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.96
Class S Net Asset Value, offering and redemption price(a) per share ($268,136,661 ÷ 38,478,847 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.97
Institutional Class Net Asset Value, offering and redemption price(a) per share ($37,515,255 ÷ 5,426,062 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.91

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended April 30, 2012 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $7,653)	$13,519,271
Dividends	39,188
Income distributions — Central Cash Management Fund	6,684
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	43,424
Total income	13,608,567
Expenses: Management fee	845,035
Administration fee	169,007
Services to shareholders	299,358
Distribution and service fees	94,780
Custodian fee	14,803
Professional fees	45,796
Reports to shareholders	24,712
Registration fees	30,049
Trustees' fees and expenses	6,610
Other	30,835
Total expenses	1,560,985
Net investment income (loss)	12,047,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,624,418
Swap contracts	198,257
Foreign currency	78,983
1,901,658
Change in net unrealized appreciation (depreciation) on: Investments	8,189,604
Swap contracts	165,070
Foreign currency	(286,982)
8,067,692
Net gain (loss)	9,969,350
Net increase (decrease) in net assets resulting from operations	$22,016,932

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income (loss)	$12,047,582	$26,015,526
Net realized gain (loss)	1,901,658	5,183,398
Change in net unrealized appreciation (depreciation)	8,067,692	(12,518,175)
Net increase (decrease) in net assets resulting from operations	22,016,932	18,680,749
Distributions to shareholders from: Net investment income: Class A	(1,061,084)	(2,199,974)
Class B	(47,092)	(119,841)
Class C	(328,715)	(712,390)
Class S	(9,446,843)	(20,590,946)
Institutional Class	(1,362,674)	(2,726,078)
Net realized gains: Class A	—	(49,789)
Class B	—	(3,549)
Class C	—	(18,132)
Class S	—	(493,629)
Institutional Class	—	(69,952)
Total distributions	(12,246,408)	(26,984,280)
Fund share transactions: Proceeds from shares sold	43,286,033	82,701,464
Reinvestment of distributions	10,160,608	22,241,969
Payments for shares redeemed	(46,584,229)	(137,169,678)
Redemption fees	16,716	26,578
Net increase (decrease) in net assets from Fund share transactions	6,879,128	(32,199,667)
Increase (decrease) in net assets	16,649,652	(40,503,198)
Net assets at beginning of period	336,155,318	376,658,516
Net assets at end of period (including undistributed net investment income of $455,685 and $654,511, respectively)	$352,804,970	$336,155,318

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.74		$6.91	$6.36		$5.26		$7.50		$7.67
Income (loss) from investment operations: Net investment income (loss)a	.24		.49	.52		.50		.56		.59
Net realized and unrealized gain (loss)	.20		(.16)	.55		1.12		(2.22)		(.16)
Total from investment operations	.44		.33	1.07		1.62		(1.66)		.43
Less distributions from: Net investment income	(.24)		(.49)	(.52)		(.50)		(.58)		(.60)
Net realized gains on investment transactions	—		(.01)	—		—		—		—
Return of capital	—		—	—		(.02)		—		—
Total distributions	(.24)		(.50)	(.52)		(.52)		(.58)		(.60)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$6.94		$6.74	$6.91		$6.36		$5.26		$7.50
Total Return (%)b	6.65	**	4.98	17.48	c	32.63	c	(23.60	)c	5.67	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		31	30		27		19		28
Ratio of expenses before expense reductions (%)	1.05	*	1.07	1.10		1.10		1.11		1.06
Ratio of expenses after expense reductions (%)	1.05	*	1.07	1.04		.98		.98		.85
Ratio of net investment income (%)	7.00	*	7.11	7.87		9.02		8.14		7.72
Portfolio turnover rate (%)	44	**	57	71		67		35		75
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.72		$6.89	$6.34		$5.27		$7.51		$7.67
Income (loss) from investment operations: Net investment income (loss)a	.21		.44	.47		.46		.50		.53
Net realized and unrealized gain (loss)	.20		(.16)	.55		1.10		(2.22)		(.16)
Total from investment operations	.41		.28	1.02		1.56		(1.72)		.37
Less distributions from: Net investment income	(.21)		(.44)	(.47)		(.47)		(.52)		(.53)
Net realized gains on investment transactions	—		(.01)	—		—		—		—
Return of capital	—		—	—		(.02)		—		—
Total distributions	(.21)		(.45)	(.47)		(.49)		(.52)		(.53)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$6.92		$6.72	$6.89		$6.34		$5.27		$7.51
Total Return (%)b	6.24	**	4.16	16.61	c	31.47	c	(24.19	)c	4.90	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		2	2		2		3		5
Ratio of expenses before expense reductions (%)	1.85	*	1.87	1.87		1.89		1.90		1.89
Ratio of expenses after expense reductions (%)	1.85	*	1.87	1.80		1.77		1.77		1.68
Ratio of net investment income (%)	6.20	*	6.32	7.11		8.23		7.35		6.89
Portfolio turnover rate (%)	44	**	57	71		67		35		75
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.76		$6.93	$6.38		$5.27		$7.51		$7.67
Income (loss) from investment operations: Net investment income (loss)a	.21		.44	.47		.46		.51		.53
Net realized and unrealized gain (loss)	.21		(.16)	.55		1.12		(2.23)		(.16)
Total from investment operations	.42		.28	1.02		1.58		(1.72)		.37
Less distributions from: Net investment income	(.22)		(.44)	(.47)		(.45)		(.52)		(.53)
Net realized gains on investment transactions	—		(.01)	—		—		—		—
Return of capital	—		—	—		(.02)		—		—
Total distributions	(.22)		(.45)	(.47)		(.47)		(.52)		(.53)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$6.96		$6.76	$6.93		$6.38		$5.27		$7.51
Total Return (%)b	6.26	**	4.21	16.60	c	31.69	c	(24.19	)c	4.95	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		10	11		8		6		11
Ratio of expenses before expense reductions (%)	1.79	*	1.81	1.82		1.83		1.84		1.85
Ratio of expenses after expense reductions (%)	1.79	*	1.81	1.76		1.71		1.72		1.64
Ratio of net investment income (%)	6.26	*	6.37	7.15		8.29		7.41		6.93
Portfolio turnover rate (%)	44	**	57	71		67		35		75
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.77		$6.94		$6.39		$5.28		$7.51		$7.67
Income (loss) from investment operations: Net investment income (loss)a	.24		.50		.53		.52		.57		.61
Net realized and unrealized gain (loss)	.21		(.15)		.55		1.11		(2.22)		(.16)
Total from investment operations	.45		.35		1.08		1.63		(1.65)		.45
Less distributions from: Net investment income	(.25)		(.51)		(.53)		(.50)		(.58)		(.61)
Net realized gains on investment transactions	—		(.01)		—		—		—		—
Return of capital	—		—		—		(.02)		—		—
Total distributions	(.25)		(.52)		(.53)		(.52)		(.58)		(.61)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$6.97		$6.77		$6.94		$6.39		$5.28		$7.51
Total Return (%)	6.72	**	5.19	b	17.60	b	32.79	b	(23.41	)b	5.94	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	268		260		290		246		183		310
Ratio of expenses before expense reductions (%)	.90	*	.90		.98		.82		.94		.91
Ratio of expenses after expense reductions (%)	.90	*	.89		.92		.70		.81		.70
Ratio of net investment income (%)	7.15	*	7.30		7.98		9.30		8.31		7.87
Portfolio turnover rate (%)	44	**	57		71		67		35		75
a Based on average shares outstanding during the period.
b Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.72		$6.88	$6.34		$5.26		$7.50		$7.67
Income (loss) from investment operations: Net investment income (loss)a	.25		.52	.54		.53		.58		.62
Net realized and unrealized gain (loss)	.19		(.15)	.54		1.10		(2.22)		(.17)
Total from investment operations	.44		.37	1.08		1.63		(1.64)		.45
Less distributions from: Net investment income	(.25)		(.52)	(.54)		(.53)		(.60)		(.62)
Net realized gains on investment transactions	—		(.01)	—		—		—		—
Return of capital	—		—	—		(.02)		—		—
Total distributions	(.25)		(.53)	(.54)		(.55)		(.60)		(.62)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$6.91		$6.72	$6.88		$6.34		$5.26		$7.50
Total Return (%)	6.68	**	5.52	17.78	b	33.12	b	(23.31	)b	6.03	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38		34	44		44		36		45
Ratio of expenses before expense reductions (%)	.72	*	.73	.74		.72		.76		.78
Ratio of expenses after expense reductions (%)	.72	*	.73	.68		.60		.63		.54
Ratio of net investment income (%)	7.33	*	7.46	8.23		9.41		8.50		8.03
Portfolio turnover rate (%)	44	**	57	71		67		35		75
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global High Income Fund (formerly DWS High Income Plus Fund) (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $48,457,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($23,451,000) and October 31, 2017 ($25,006,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared daily and distributed monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss, forward foreign currency exchange contracts and swaps. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended April 30, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the Fund invested in credit default swap contracts sold with a total notional value generally indicative of a range from approximately $8,090,000 to $9,045,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $13,938,000 to $45,040,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $1,919,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$727,502	$727,502
Foreign Exchange Contracts (b)	2,821	—	2,821
	$2,821	$727,502	$730,323

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts

(b) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$(31,029)	$(31,029)
Foreign Exchange Contracts (b)	(329,213)	—	(329,213)
	$(329,213)	$(31,029)	$(360,242)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on swap contracts

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$198,257	$198,257
Foreign Exchange Contracts (b)	(4,910)	—	(4,910)
	$(4,910)	$198,257	$193,347

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$165,070	$165,070
Foreign Exchange Contracts (b)	(294,813)	—	(294,813)
	$(294,813)	$165,070	$(129,743)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $159,947,717 and $144,017,955, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee, based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.50%
Next $1.5 billion of such net assets	.49%
Next $2.5 billion of such net assets	.48%
Next $5 billion of such net assets	.47%
Over $10 billion of such net assets	.46%

Accordingly, for the six months ended April 30, 2012, the fee persuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.50% of the Fund's average daily net assets.

For the period from November 1, 2011 through January 1, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.90%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2012, the Administration Fee was $169,007, of which $28,668 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Service Provider Fee	Total Aggregated	Unpaid at April 30, 2012
Class A	$9,602	$3,996
Class B	482	181
Class C	1,860	726
Class S	68,324	39,675
Institutional Class	1,884	594
	$82,152	$45,172

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2012
Class B	$5,590	$865
Class C	38,639	6,847
	$44,229	$7,712

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2012	Annualized Effective Rate
Class A	$35,851	$12,303	.24%
Class B	1,848	600	.25%
Class C	12,852	4,583	.25%
	$50,551	$17,486

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fund for the six months ended April 30, 2012 aggregated $2,768.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2012, the CDSC for Class B and C shares aggregated $2,610 and $565, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2012, DIDI received $314 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,112, of which $7,394 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the period from October 5, 2011 through April 30, 2012, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,441.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2012, there was one shareholder account that held approximately 25% of the outstanding shares of the Fund.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,027,893	$7,036,301	1,895,591	$12,945,426
Class B	8,344	57,092	15,695	109,724
Class C	296,720	2,029,425	441,982	3,066,892
Class S	4,181,019	28,539,517	8,399,345	57,699,424
Institutional Class	831,893	5,623,698	1,312,714	8,879,998
		$43,286,033		$82,701,464
Shares issued to shareholders in reinvestment of distributions
Class A	138,629	$939,304	279,905	$1,917,760
Class B	6,053	40,869	14,946	102,327
Class C	36,380	247,513	73,383	504,510
Class S	1,120,585	7,630,175	2,480,952	17,115,611
Institutional Class	192,637	1,302,747	380,322	2,601,761
		$10,160,608		$22,241,969
Shares redeemed
Class A	(808,383)	$(5,411,859)	(1,942,106)	$(13,277,535)
Class B	(51,773)	(350,433)	(96,544)	(665,616)
Class C	(175,388)	(1,182,611)	(578,337)	(3,906,075)
Class S	(5,143,319)	(35,057,211)	(14,371,332)	(98,860,094)
Institutional Class	(666,717)	(4,582,115)	(2,953,838)	(20,460,358)
		$(46,584,229)		$(137,169,678)
Redemption fees		$16,716		$26,578
Net increase (decrease)
Class A	358,139	$2,564,008	233,390	$1,587,868
Class B	(37,376)	(252,472)	(65,903)	(453,505)
Class C	157,712	1,094,327	(62,972)	(334,287)
Class S	158,285	1,128,935	(3,491,035)	(24,021,144)
Institutional Class	357,813	2,344,330	(1,260,802)	(8,978,599)
		$6,879,128		$(32,199,667)

I. Changes to Investment Strategies, Policies and Fund Name

Effective February 1, 2012, the Fund's investment strategy changed to permit the Fund to invest in an expanded universe of non-U.S. dollar-denominated below-investment-grade debt securities. In connection with this implementation of the new strategy, the Fund's name changed to DWS Global High Income Fund (formerly DWS High Income Plus Fund). For a description of the new strategy, please see the Fund's current prospectus dated February 1, 2012.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,066.50	$1,062.40	$1,062.60	$1,067.20	$1,066.80
Expenses Paid per $1,000*	$5.39	$9.49	$9.18	$4.63	$3.70
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,019.64	$1,015.66	$1,015.96	$1,020.39	$1,021.28
Expenses Paid per $1,000*	$5.27	$9.27	$8.97	$4.52	$3.62

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Global High Income Fund	1.05%	1.85%	1.79%	.90%	.72%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHBX	SGHCX	SGHSX	MGHYX
CUSIP Number	23339E 699	23339E 681	23339E 673	23339E 665	23339E 640
Fund Number	416	616	716	2100	596

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DGHIF-3
(R-027570-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012